Document and Entity Information	Mar. 28, 2025
Cover [Abstract]
Entity Address, State or Province	MD
Entity Address, Address Line Three	Boston
Amendment Flag	false
Entity Central Index Key	0001829802
Document Type	8-K
Document Period End Date	Mar. 28, 2025
Entity Registrant Name	Sensei Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address, Address Line One	1405 Research Blvd
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Rockville
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	243-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SNSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false